Common stock and non-redeemable convertible preferred stock -Schedule of non-redeemable convertible preferred shares (Detail) - USD ($)		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)		0	122,564,333
Preferred stock, outstanding (in shares)		0	122,564,333
Carrying value	[1]	$ 0	$ 189,881,000
DWave System [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)			137,765,828	137,765,828
Preferred stock, outstanding (in shares)			137,765,828	137,765,828
Original issue price			$ 0	$ 0
Carrying value			$ 189,881,000	$ 189,881,000
DWave System [Member] | Class A non redeemable convertible preferred stock
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)			27,065,219	27,065,219
Preferred stock, outstanding (in shares)			27,065,219	27,065,219
Original issue price			$ 1.75	$ 1.75
Carrying value			$ 47,336,000	$ 47,336,000
DWave System [Member] | Class B1 Non redeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)			52,700,609	52,700,609
Preferred stock, outstanding (in shares)			52,700,609	52,700,609
Original issue price			$ 1.75	$ 1.75
Carrying value			$ 119,977,000	$ 119,977,000
DWave System [Member] | Class B2 Non redeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)			29,000,000	29,000,000
Preferred stock, outstanding (in shares)			29,000,000	29,000,000
Original issue price			$ 1.75	$ 1.75
Carrying value			$ 23,000,000	$ 23,000,000
DWave System [Member] | Class B3 Non redeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)			29,000,000	29,000,000
Preferred stock, outstanding (in shares)			29,000,000	29,000,000
Original issue price			$ 0.00001	$ 0.00001
Carrying value			$ 290	$ 290
DWave System [Member] | Nonredeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Carrying value			189,881,000	189,881,000
Issuance Cost			$ (432,000)	$ (432,000)

[1]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Business Combination.